Condensed Financial Information (Parent Company Only) - Condensed Statements of Income and Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Operating Income
Income (Loss) Before Income Taxes and Equity in Undistributed Income of Subsidiary	$ 1,974	$ 1,911	$ 1,936	$ 1,846	$ 1,783	$ 1,756	$ 1,613	$ 2,143	$ 7,667	$ 7,295
Income Tax Benefits	(62)	(20)	22	(26)	(66)	(64)	(127)	150	(86)	(107)
Net Income	$ 2,036	$ 1,931	$ 1,914	$ 1,872	$ 1,849	$ 1,820	$ 1,740	$ 1,993	7,753	7,402
Comprehensive income									12,502	4,780
Parent Company
Operating Income
Dividends from subsidiary									11,435	11,159
Interest and dividend income from securities, federal funds and fees										1
Total operating income									11,435	11,160
General, Administrative and Other Expenses									4,496	5,076
Income (Loss) Before Income Taxes and Equity in Undistributed Income of Subsidiary									6,939	6,084
Income Tax Benefits									813	1,158
Income (Loss) Before Equity in Undistributed Income of Subsidiary									7,752	7,242
Equity in Undistributed Income of Subsidiary									1	160
Net Income									7,753	7,402
Comprehensive income									$ 12,502	$ 4,780